GraniteShares ETF Trut

Schedules of Investments

GraniteShares HIPS U.S. High Income ETF

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 47.96%
Capital Markets - 15.87% AllianceBernstein Holding LP(a)	17,584	$871,814
Apollo Global Management, Inc.	12,188	750,659
Ares Capital Corp.	35,790	727,611
Artisan Partners Asset Management, Inc., Class A	11,815	577,990
Bain Capital Specialty Finance, Inc.	46,807	694,616
Franklin Resources, Inc.	23,725	705,107
FS KKR Capital Corp.	35,252	776,954
Golub Capital BDC, Inc.	42,533	672,447
Hercules Capital, Inc.	40,960	680,346
Main Street Capital Corp.	18,855	774,941
New Mountain Finance Corp.	51,532	685,891
Oaktree Specialty Lending Corp.	107,108	756,182
Owl Rock Capital Corp.	45,116	637,038
Prospect Capital Corp.	107,501	827,757
Sixth Street Specialty Lending, Inc.	28,424	631,297
Total Capital Markets		10,770,650
Energy Equipment & Services - 1.11% USA Compression Partners LP(a)	45,254	749,859
Equity Real Estate Investment Trust (REIT) - 7.80%
Alexander’s, Inc.	2,153	561,115
Brandywine Realty Trust	49,953	670,369
Columbia Property Trust, Inc.	41,160	782,863
GEO Group, Inc. (The)	66,624	497,681
Global Net Lease, Inc.	35,022	561,052
Iron Mountain, Inc.	19,917	865,394
Office Properties Income Trust	25,983	658,149
Spirit Realty Capital, Inc.	14,826	682,589
Total Equity Real Estate Investment Trust (REIT)		5,279,212
Mortgage Real Estate Investment Trust (REIT) - 7.06%
AGNC Investment Corp.	37,457	590,697
Annaly Capital Management, Inc.	69,298	583,489
Arbor Realty Trust, Inc.	41,598	770,811
Blackstone Mortgage Trust, Inc., Class A	20,674	626,836
Chimera Investment Corp.	55,216	819,958
KKR Real Estate Finance Trust, Inc.	31,899	673,069
Starwood Property Trust, Inc.	29,780	726,930
Total Mortgage Real Estate Investment Trust (REIT)		4,791,790
Oil, Gas & Consumable Fuels - 16.12%
Antero Midstream Corp.	69,544	724,648
Black Stone Minerals LP(a)	83,731	1,008,958
BP Midstream Partners LP(a)	55,477	735,070
DCP Midstream LP(a)	31,371	885,603
Delek Logistics Partners LP(a)	19,690	890,580
Energy Transfer LP(a)	90,024	862,430
Equitrans Midstream Corp.	72,196	732,067
Holly Energy Partners LP(a)	42,288	775,139
MPLX LP(a)	26,619	757,843

Investments	Shares	Value
Oil, Gas & Consumable Fuels (continued) Phillips 66 Partners LP(a)	21,407	$767,441
Plains All American Pipeline LP(a)	65,362	664,732
Plains GP Holdings LP, Class A	63,523	684,460
Shell Midstream Partners LP(a)	58,000	682,660
Sunoco LP(a)	20,437	762,709
Total Oil, Gas & Consumable Fuels		10,934,340
TOTAL COMMON STOCKS
(Cost $29,068,268)		32,525,851

INVESTMENT COMPANIES - 51.72%
Aberdeen Asia-Pacific Income Fund, Inc.	491,362	2,039,152
Aberdeen Total Dynamic Dividend Fund	244,842	2,384,761
BlackRock Debt Strategies Fund, Inc.	211,203	2,437,283
BlackRock Enhanced Equity Dividend Trust	256,822	2,516,856
BlackRock Enhanced Global Dividend Trust	203,419	2,382,036
BlackRock Multi-Sector Income Trust	127,347	2,382,662
Blackstone Strategic Credit Fund	173,004	2,396,105
BNY Mellon High Yield Strategies Fund	717,388	2,317,163
Eaton Vance, Ltd. Duration Income Fund	175,115	2,308,016
Invesco Dynamic Credit Opportunities Fund	206,740	2,418,858
Nuveen S&P 500 Buy-Write Income Fund	171,898	2,446,109
PGIM Global High Yield Fund, Inc.	147,915	2,277,891
PGIM High Yield Bond Fund, Inc.	142,812	2,319,267
Tekla Healthcare Investors	90,694	2,319,046
Western Asset Emerging Markets Debt Fund, Inc.	157,322	2,139,579
TOTAL INVESTMENT COMPANIES
(Cost $33,852,388)		35,084,784

TOTAL INVESTMENTS - 99.68%
(Cost $62,920,656)		$67,610,635

Other Assets In Excess Of Liabilities - 0.32%		213,749

NET ASSETS (100.00%)		$67,824,384

(a)Master Limited Partnership (“MLP”).

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2021:

GraniteShares HIPS U.S. High Income ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$32,525,851	$–	$–	$32,525,851
Investment Companies	35,084,784	–	–	35,084,784
Total	$67,610,635	$–	$–	$67,610,635

As of September 30, 2021, there were no Level 3 investments held in the Fund.

GraniteShares ETF Trut

Schedules of Investments

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2021 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.